Provisions for legal proceedings and contingent liabilities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current legal proceedings provision	R$ 845	R$ 1,095
Additions, monetary adjustments and exchange variation	204	239
Payments	(49)	(54)
Reversals	(78)	(430)
Disposals due to sale of investments in subsidiaries		(5)
Non-current legal proceedings provision	922	845
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Non-current legal proceedings provision	190	186
Additions, monetary adjustments and exchange variation	53	77
Payments	(45)	(43)
Reversals	(38)	(28)
Disposals due to sale of investments in subsidiaries		(2)
Non-current legal proceedings provision	160	190
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Non-current legal proceedings provision	365	656
Additions, monetary adjustments and exchange variation	95	109
Payments	(3)	(8)
Reversals	(21)	(389)
Disposals due to sale of investments in subsidiaries		(3)
Non-current legal proceedings provision	436	365
Corporate Claim [Member]
IfrsStatementLineItems [Line Items]
Non-current legal proceedings provision	118	111
Additions, monetary adjustments and exchange variation	10	7
Non-current legal proceedings provision	128	118
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
Non-current legal proceedings provision	172	142
Additions, monetary adjustments and exchange variation	46	46
Payments	(1)	(3)
Reversals	(19)	(13)
Non-current legal proceedings provision	R$ 198	R$ 172